Net borrowings	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Net borrowings
17. Net borrowings

Accounting policies

Borrowings are initially recognised at fair value net of transaction costs and are subsequently reported at amortised cost. Certain bonds are designated in fair value hedge relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on unadjusted market data.
Bank overdrafts form an integral part of the group’s cash management and are included as a component of net cash and cash equivalents in the consolidated statement of cash flows.
Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.
Net borrowings are defined as gross borrowings (short-term borrowings and long-term borrowings plus lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.

	2022 £ million	2021 £ million
Bank overdrafts	74	112
Bank and other loans	105	160
Credit support obligations	(19)	98
€ 900 million 0.25% bonds due 2021	—	769
$ 300 million 8% bonds due 2022(1)	248	—
$ 1,000 million 2.875% bonds due 2022(1)	—	719
$ 1,350 million 2.625% bonds due 2023	1,115	—
Fair value adjustment to borrowings	(1)	4
Borrowings due within one year	1,522	1,862
$ 300 million 8% bonds due 2022(1)	—	215
$ 1,350 million 2.625% bonds due 2023	—	970
€ 600 million 0.125% bonds due 2023	516	511
$ 500 million 3.5% bonds due 2023	413	360
$ 600 million 2.125% bonds due 2024	495	431
€ 500 million 1.75% bonds due 2024	430	426
€ 500 million 0.5% bonds due 2024	430	425
$ 750 million 1.375% bonds due 2025	618	537
€ 600 million 1% bonds due 2025	515	510
€ 850 million 2.375% bonds due 2026	731	723
£ 500 million 1.75% bonds due 2026	498	497
€ 750 million 1.875% bonds due 2027	643	637
€ 500 million 1.5% bonds due 2027	430	426
€ 700 million 0.125% bonds due 2028	600	594
$ 500 million 3.875% bonds due 2028	411	358
£ 300 million 2.375% bonds due 2028	298	—
$ 1,000 million 2.375% bonds due 2029	819	711
£ 300 million 2.875% bonds due 2029	298	298
€ 750 million 1.15% bonds due 2029	645	—
$ 1,000 million 2% bonds due 2030	821	714
€ 1,000 million 2.5% bonds due 2032	856	850
$ 750 million 2.125% bonds due 2032	614	534
£ 400 million 1.25% bonds due 2033	395	395
€ 900 million 1.15% bonds due 2034	770	—
$ 400 million 7.45% bonds due 2035(1)	331	288
$ 600 million 5.875% bonds due 2036	491	427
£ 600 million 2.75% bonds due 2038	595	—
$ 500 million 4.25% bonds due 2042(1)	409	356
$ 500 million 3.875% bonds due 2043	407	353
Bank and other loans	293	253
Fair value adjustment to borrowings	(274)	66
Borrowings due after one year	14,498	12,865
Total borrowings before derivative financial instruments	16,020	14,727
Fair value of cross currency interest rate swaps	(367)	(154)
Fair value of foreign currency swaps and forwards	11	(15)
Fair value of interest rate hedging instruments	283	(63)
Lease liabilities	475	363
Gross borrowings	16,422	14,858
Less: Cash and cash equivalents	(2,285)	(2,749)
Net borrowings	14,137	12,109
(1)    SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned subsidiary of Diageo plc.
(i)     The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 16).
(ii)     Bonds are stated net of unamortised finance costs of £85 million (2021 – £78 million; 2020 – £86 million).
(iii)     Bonds are reported above at amortised cost with a fair value adjustment shown separately.
(iv)     All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc.
Gross borrowings before derivative financial instruments are expected to mature as follows:

	2022 £ million	2021 £ million
Within one year	1,522	1,862
Between one and three years	2,817	2,623
Between three and five years	2,625	2,788
Beyond five years	9,056	7,454
	16,020	14,727

During the year, the following bonds were issued and repaid:

	2022 £ million	2021 £ million	2020 £ million
Issued
€ denominated	1,371	636	1,594
£ denominated	892	395	298
$ denominated	—	—	3,296
Repaid
€ denominated	(769)	(696)	—
$ denominated	(752)	(551)	(820)
	742	(216)	4,368

(a) Reconciliation of movement in net borrowings

	2022 £ million	2021 £ million
At beginning of the year	12,109	13,246
Net decrease in cash and cash equivalents before exchange	665	231
Net increase/(decrease) in bonds and other borrowings(1)	825	(967)
Increase/(decrease) in net borrowings from cash flows	1,490	(736)
Exchange differences on net borrowings	334	(598)
Other non-cash items(2)	204	197
Net borrowings at end of the year	14,137	12,109
(1)    In the year ended 30 June 2022, net increase in bonds and other borrowings excludes £4 million cash outflow in respect of derivatives designated in forward point hedges (2021 – £2 million).
(2)    In the year ended 30 June 2022 other non-cash items are principally in respect of fair value changes of cross currency interest rate swaps and interest rate swaps of £(346) million and lease liabilities £(183) million partially offset by the £331 million fair value change of borrowings. In the year ended 30 June 2021, other non-cash items are principally in respect of fair value changes of cross currency interest rate swaps and interest rate swaps of £249 million, partially offset by the £(111) million fair value change of borrowings.
(b) Analysis of net borrowings by currency

	2022		2021
	Cash and cash equivalents £ million	Gross borrowings(1) £ million	Cash and cash equivalents £ million	Gross borrowings(1) £ million
US dollar	1,315	(3,260)	1,890	(4,001)
Euro	61	(2,943)	82	(2,841)
Sterling	67	(9,214)	38	(7,279)
Indian rupee	26	(74)	26	(109)
Mexican peso	14	(264)	9	(102)
Kenyan shilling	53	(254)	16	(293)
Hungarian forint	2	(214)	3	(241)
Chinese yuan	290	(75)	255	(20)
Nigerian naira	133	—	60	(1)
Other(2)	324	(124)	370	29
Total	2,285	(16,422)	2,749	(14,858)

(1)    Includes foreign currency forwards and swaps and leases.
(2)    Includes £23 million (Turkish lira and Euro) cash and cash equivalents in cash-pooling arrangements (2021 – £31 million (Turkish lira)).